FINANCIAL RISK MANAGEMENT - Schedule of sensitivity analysis (Details) $ in Thousands	Dec. 31, 2024 USD ($) $ / bbl	Dec. 31, 2023 USD ($)
Fuel options | Top of range
Financial Risk Management [Line Items]
Benchmark price (US$ per barrel) | $ / bbl	5
Positions effect on equity	$ 15,700	$ 10,800
Fuel options | Bottom of range
Financial Risk Management [Line Items]
Benchmark price (US$ per barrel) | $ / bbl	(5)
Positions effect on equity	$ (12,800)	(10,700)
FX | Top of range
Financial Risk Management [Line Items]
Appreciation (depreciation)	(10.00%)
Effect on equity	$ (3,600)	(10,000)
FX | Bottom of range
Financial Risk Management [Line Items]
Appreciation (depreciation)	10.00%
Effect on equity	$ 1,000	19,000
Exchange Rate Variation | Top of range
Financial Risk Management [Line Items]
Appreciation (depreciation)	(10.00%)
Effect on Income Statement	$ (54,700)	6,600
Exchange Rate Variation | Bottom of range
Financial Risk Management [Line Items]
Appreciation (depreciation)	10.00%
Effect on Income Statement	$ 54,700	(6,600)
Cumulative Translation Adjustment | Top of range
Financial Risk Management [Line Items]
Positions effect on equity	$ 318,510	327,010
Appreciation (depreciation)	(10.00%)
Cumulative Translation Adjustment | Bottom of range
Financial Risk Management [Line Items]
Positions effect on equity	$ (260,600)	(267,560)
Appreciation (depreciation)	10.00%
Interest-Rate Variations | Top of range
Financial Risk Management [Line Items]
Increase (decrease) interest rate curve	0.0100
Positions on effect on profit or loss before tax	$ (9,280)	(20,270)
Interest-Rate Variations | Bottom of range
Financial Risk Management [Line Items]
Increase (decrease) interest rate curve	(0.0100)
Positions on effect on profit or loss before tax	$ 9,280	20,270
Historical Market Conditions | Top of range
Financial Risk Management [Line Items]
Increase (decrease) interest rate curve	0.0100
Positions on effect on profit or loss before tax	$ 5,900	0
Historical Market Conditions | Bottom of range
Financial Risk Management [Line Items]
Increase (decrease) interest rate curve	(0.0100)
Positions on effect on profit or loss before tax	$ (6,300)	$ 0